Transactions with Affiliates	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Transactions with Affiliates

NOTE 6. RELATED PARTY TRANSACTIONS

Promissory Note — Related Party

On February 13, 2019, the Company issued an unsecured promissory note to the Sponsor pursuant to which the Company could borrow up to $300,000 in the aggregate. The note was non-interest bearing and payable on the earlier to occur of (i) December 31, 2019 or (ii) the consummation of the Initial Public Offering. The borrowings outstanding under the note of $274,178 were repaid upon the consummation of the Initial Public Offering on April 30, 2019.

Administrative Services Agreement

The Company entered into an agreement whereby, commencing on April 25, 2019 through the earlier of the consummation of a Business Combination or the Company’s liquidation, it will pay an aggregate of $10,000 per month to the Sponsor for office space, administrative and support services. The Company’s Sponsor, officers and directors, or any of their respective affiliates, will be reimbursed for any out-of-pocket expenses incurred in connection with activities on their behalf such as identifying potential target businesses and performing due diligence on suitable business combinations. There is no cap or ceiling on the reimbursement of out-of-pocket expenses incurred by such persons in connection with activities on behalf of the Company. For the three months ended March 31, 2020, the Company incurred and paid $30,000 in fees for these services.

Related Party Loans

In addition, in order to finance transaction costs in connection with an intended initial Business Combination, the Sponsor or an affiliate of the Sponsor or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required. If the Company completes its initial Business Combination, it would repay such loaned amounts. In the event that the initial Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay such loaned amounts but no proceeds from the Trust Account would be used for such repayment. Up to $1,500,000 of such loans may be convertible into warrants at a price of $1.00 per warrant at the option of the lender. The warrants would be identical to the Private Placement Warrants issued to the Sponsor.

NOTE 5. RELATED PARTY TRANSACTIONS

Promissory Note — Related Party

On February 13, 2019, the Company issued an unsecured promissory note to the Sponsor pursuant to which the Company could borrow up to $300,000 in the aggregate. The note was non-interest bearing and payable on the earlier to occur of (i) December 31, 2019 or (ii) the consummation of the Initial Public Offering. The borrowings outstanding under the note of $274,178 were repaid upon the consummation of the Initial Public Offering on April 30, 2019.

Administrative Services Agreement

The Company entered into an agreement whereby, commencing on April 25, 2019 through the earlier of the consummation of a Business Combination or the Company’s liquidation, it will pay an aggregate of $10,000 per month to the Sponsor for office space, administrative and support services. The Company’s Sponsor, officers and directors, or any of their respective affiliates, will be reimbursed for any out-of-pocket expenses incurred in connection with activities on their behalf such as identifying potential target businesses and performing due diligence on suitable business combinations. There is no cap or ceiling on the reimbursement of out-of-pocket expenses incurred by such persons in connection with activities on behalf of the Company. For the year ended December 31, 2019, the Company incurred $80,000 in fees for these services, of which $10,000 of such fees are included in accrued expenses in the accompanying balance sheet as of December 31, 2019.

Related Party Loans

In addition, in order to finance transaction costs in connection with an intended initial Business Combination, the Sponsor or an affiliate of the Sponsor or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required. If the Company completes its initial Business Combination, it would repay such loaned amounts. In the event that the initial Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay such loaned amounts, but no proceeds from the Trust Account would be used for such repayment. Up to $1,500,000 of such loans may be convertible into warrants at a price of $1.00 per warrant at the option of the lender. The warrants would be identical to the Private Placement Warrants issued to the Sponsor.

Mafco Worldwide & Merisant
Related Party Transaction [Line Items]
Transactions with Affiliates

12.  Transactions with Affiliates

The Business participates in MacAndrews’ directors and officer’s insurance program, which covers the Business along with MacAndrews and its other affiliates. The limits of coverage are available on aggregate losses to any or all of the participating companies and their respective directors and officers. For the three months ended March 31, 2020 and 2019, the Business reimbursed MacAndrews an immaterial amount for its allocable portion of the premiums for such coverage, which the Business believes is more favorable than the premiums that it could secure were it to secure its own coverage. The Business also participates in certain other insurance programs with MacAndrews under which it pays premiums directly to the insurance broker.

In March 2018, the Business entered into a revolving credit agreement with MacAndrews. This revolving credit facility, as amended, matures on January 3, 2022 and provides for maximum outstanding borrowings of up $9.0. The revolving credit facility is unsecured and bears interest at 3‑month LIBOR plus 4.0% and provides for periodic interest payments with all principal due upon maturity. MacAndrews has the right to accept or reject any borrowing request made by the Business pursuant to this agreement in its sole discretion. Outstanding borrowings at March 31, 2020 and December 31, 2019 were $6.9 and $8.4, respectively, and the interest rate at March 31, 2020 and December 31, 2019 was 5.22% and 5.95%, respectively. The interest expense for the three months ended March 31, 2020 and 2019 was approximately $0.1.

12.   Transactions with Affiliates

The Business participates in MacAndrews’ directors and officer’s insurance program, which covers the Business along with MacAndrews and its other affiliates. The limits of coverage are available on aggregate losses to any or all of the participating companies and their respective directors and officers. In 2019 and 2018 respectively, the Business reimbursed MacAndrews an immaterial amount for its allocable portion of the premiums for such coverage, which the Business believes is more favorable than the premiums that it could secure were it to secure its own coverage. The Business also participates in certain other insurance programs with MacAndrews under which it pays premiums directly to the insurance broker.

In March 2018, the Business entered into a revolving credit agreement with MacAndrews. This revolving credit facility, as amended, matures on January 3, 2022 and provides for maximum outstanding borrowings of up $9.0. The revolving credit facility is unsecured and bears interest at 3‑month LIBOR plus 4.0% and provides for periodic interest payments with all principal due upon maturity. MacAndrews has the right to accept or reject any borrowing request made by the Business pursuant to this agreement in its sole discretion. Outstanding borrowings at December 31, 2019 and 2018 were $8.4 and $6.9, respectively, and the interest rate at December 31, 2019 and 2018 was 5.95% and 6.81%, respectively.